Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-based payments
Schedule of share-based payments expenses

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Cost of sales	—	147	—	147
Selling and distribution expenses	(6)	112	61	153
Research and development expenses	(100)	609	90	761
General and administrative expenses	1,380	1,891	3,359	3,221
Other operating expenses	50	235	87	291
Total	1,324	2,994	3,597	4,572

Schedule for expense recognized for the equity-settled programs

	Three months ended June 30,		Six months ended June 30,
Program	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
LTIP Stock Options	1,254	1,362	3,078	2,337
RSU Supervisory Board	50	235	87	291
New VSOP	(185)	(12)	(82)	45
Prior VSOP	(75)	30	17	(21)
LTIP RSUs	281	1,379	497	1,920
Total	1,324	2,994	3,597	4,572